UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Security description	Number of shares	Value ($)

Common stocks — 61.30%

Aerospace & defense — 0.57%
Northrop Grumman Corp.	4,000	272,280

Air freight & couriers — 0.98%
FedEx Corp.	4,300	467,324

Auto components — 1.68%
BorgWarner, Inc.	4,200	240,114

Johnson Controls, Inc.	7,800	559,572

		799,686

Banks — 5.86%
City National Corp.	2,200	147,532

Fifth Third Bancorp	13,700	521,696

Mellon Financial Corp.	17,300	676,430

PNC Financial Services Group	6,000	434,640

Wells Fargo & Co. (1)	28,000	1,013,040

		2,793,338

Beverages — 0.50%
Anheuser-Busch Cos., Inc.	4,800	228,048

Constellation Brands, Inc., Class A*	300	8,634

		236,682

Biotechnology — 1.28%
Genzyme Corp.*	7,300	492,531

Millennium Pharmaceuticals, Inc.*	11,900	118,405

		610,936

Building products — 1.28%
Masco Corp.	22,300	611,466

Commercial services & supplies — 0.30%
H&R Block, Inc.	6,500	141,310

Computers & peripherals — 0.64%
Dell, Inc.*	13,400	306,056

Diversified financials — 7.60%
Citigroup, Inc.	27,100	1,346,057

Federal Home Loan Mortgage Corp.	7,100	470,943

J.P. Morgan Chase & Co.	13,200	619,872

Morgan Stanley	16,300	1,188,433

		3,625,305

Diversified telecommunication services — 2.39%
AT&T, Inc.	13,700	446,072

Embarq Corp.	1,794	86,776

Sprint Nextel Corp. (1)	35,288	605,189

		1,138,037

Electric utilities — 2.75%
American Electric Power Co., Inc.	6,900	250,953

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Security description	Number of shares	Value ($)

Common stocks—(continued)

Electric utilities—(concluded)
Exelon Corp. (1)	14,000	847,560

Northeast Utilities	3,600	83,772

Pepco Holdings, Inc.	5,400	130,518

		1,312,803

Electronic equipment & instruments — 0.58%
Waters Corp.*	6,100	276,208

Energy equipment & services — 1.74%
ENSCO International, Inc.	6,100	267,363

GlobalSantaFe Corp.	5,900	294,941

Halliburton Co.	9,400	267,430

		829,734

Food & drug retailing — 1.28%
Kroger Co.	13,400	310,076

Sysco Corp.	9,000	301,050

		611,126

Gas utilities — 1.06%
NiSource, Inc.	8,200	178,268

Sempra Energy	6,500	326,625

		504,893

Health care equipment & supplies — 0.68%
Medtronic, Inc.	7,000	325,080

Health care providers & services — 2.08%
Caremark Rx, Inc.	5,300	300,351

UnitedHealth Group, Inc.	14,100	693,720

		994,071

Hotels, restaurants & leisure — 1.25%
Carnival Corp.	11,300	531,439

Wyndham Worldwide Corp.*	2,400	67,128

		598,567

Insurance — 2.90%
Allstate Corp.	5,400	338,742

American International Group, Inc.	10,900	722,234

Hartford Financial Services Group, Inc.	3,700	320,975

		1,381,951

Internet software & services — 0.02%
McAfee, Inc.*	400	9,784

IT consulting & services — 0.53%
Accenture Ltd., Class A	7,900	250,509

Leisure equipment & products — 0.66%
Harley-Davidson, Inc.	5,000	313,750

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Security description	Number of shares	Value ($)

Common stocks—(concluded)

Machinery — 1.52%
Illinois Tool Works, Inc.	12,900	579,210

PACCAR, Inc.	2,600	148,252

		727,462

Media — 3.50%
DIRECTV Group, Inc.*	22,300	438,864

News Corp., Class A	11,900	233,835

Omnicom Group, Inc. (1)	7,000	655,200

R.H. Donnelley Corp.*	4,520	239,108

Univision Communications, Inc., Class A*	3,000	103,020

		1,670,027

Multi-line retail — 1.18%
Costco Wholesale Corp.	8,500	422,280

Kohl’s Corp.*	2,200	142,824

		565,104

Oil & gas — 1.56%
EOG Resources, Inc.	4,100	266,705

Exxon Mobil Corp.	4,500	301,950

Marathon Oil Corp.	2,300	176,870

		745,525

Pharmaceuticals — 7.13%
Allergan, Inc.	6,400	720,704

Bristol-Myers Squibb Co.	15,300	381,276

Cephalon, Inc. (1)*	2,800	172,900

Johnson & Johnson	10,700	694,858

Medco Health Solutions, Inc.*	6,600	396,726

Wyeth	20,300	1,032,052

		3,398,516

Real estate — 0.19%
Realogy Corp.*	4,050	91,854

Road & rail — 1.25%
Burlington Northern Santa Fe Corp.	8,100	594,864

Semiconductor equipment & products — 2.24%
Analog Devices, Inc.	9,700	285,083

Intel Corp.	28,300	582,131

Xilinx, Inc.	9,100	199,745

		1,066,959

Software — 4.12%
Microsoft Corp.	43,700	1,194,321

Oracle Corp.*	8,400	149,016

Salesforce.com, Inc. (1)*	4,000	143,520

Symantec Corp.*	22,463	478,013

		1,964,870

Total common stocks (cost—$25,380,321)		29,236,077

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

US government obligations — 7.53%
215	US Treasury Bonds	02/15/20	8.500		292,988

285	US Treasury Bonds	08/15/23	6.250		330,890

310	US Treasury Bonds	02/15/36	4.500		297,043

135	US Treasury Notes	05/31/07	3.500		133,692

510	US Treasury Notes	02/29/08	4.625		508,765

935	US Treasury Notes	05/31/08	4.875		936,753

510	US Treasury Notes	05/15/09	4.875		512,948

300	US Treasury Notes	02/15/13	3.875		288,152

290	US Treasury Notes	02/15/16	4.500		287,089

Total US government obligations (cost—$3,533,387)					3,588,320

Mortgage & agency debt securities — 11.46%
266	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.389	††	264,956

239	CS First Boston Mortgage Securities Corp., Series 2005-11, Class 4A1	12/25/35	7.000		243,494

300	Federal Home Loan Mortgage Corporation Certificates	06/15/31	5.000		292,125

227	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500		212,296

150	Federal National Mortgage Association Certificates	05/15/10	4.125		146,180

85	Federal National Mortgage Association Certificates	06/01/10	4.625		84,023

145	Federal National Mortgage Association Certificates	08/15/10	4.250		141,707

220	Federal National Mortgage Association Certificates	03/15/13	4.375		213,026

105	Federal National Mortgage Association Certificates	05/12/16	6.070		106,125

119	Federal National Mortgage Association Certificates	10/01/17	5.500		118,995

228	Federal National Mortgage Association Certificates	12/01/17	5.500		228,555

247	Federal National Mortgage Association Certificates	07/01/18	5.500		246,994

618	Federal National Mortgage Association Certificates	12/01/29	6.500		632,753

307	Federal National Mortgage Association Certificates	06/01/33	5.500		304,074

315	Federal National Mortgage Association Certificates	07/01/33	5.500		310,951

221	Federal National Mortgage Association Certificates	11/01/34	5.500		217,806

245	Federal National Mortgage Association Certificates ARM	05/01/35	4.887		243,787

74	FNMA REMIC, Series 2001-69, Class PN	04/25/30	6.000		74,114

181	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500		187,804

225	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500		229,261

472	Government National Mortgage Association Certificates	07/15/29	6.000		478,665

122	Government National Mortgage Association Certificates	04/15/31	6.500		125,827

175	J.P. Morgan Alternative Loan Trust, Series 2006-A4, Class A7	09/25/36	6.300		176,369

186	MLCC Mortgage Investors, Inc., Series 2006-2, Class 4A	05/25/36	5.803	††	186,036

Total mortgage & agency debt securities (cost—$5,512,659)					5,465,923

Commercial mortgage-backed securities — 3.15%
400	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		406,703

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)		Value ($)

Commercial mortgage-backed securities — (concluded)

41	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		41,510

273	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A1	01/11/13	3.357		267,465

150	GS Mortgage Securities Corp. II, Series 2006-RR2, Class A1**	06/23/46	5.816	††	151,677

266	Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1**	10/03/15	7.055		276,658

143	Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1**	05/28/40	3.890		140,669

155	Morgan Stanley Mortgage Loan Trust, Series 2006-1AR, Class 2A	02/25/36	6.042	††	157,248

63	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.194	††	63,837

Total commercial mortgage-backed securities (cost—$1,517,762)					1,505,767

Collateralized debt obligation — 0.32%

150	G-Force CDO Ltd., Series 2006-1A, Class A3‡ (cost—$147,866)	09/27/46	5.600		150,914

Asset-backed securities — 0.98%
339	Conseco Finance Securitizations Corp., Series 2000-5, Class A5	02/01/32	7.700		338,786

29	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	5.560	††	28,809

100	Paragon Mortgages PLC, Series 7A, Class B1A**	05/15/43	6.155	††	100,159

Total asset-backed securities (cost—$468,080)					467,754

Corporate bonds — 5.63%

Aerospace & defense — 0.10%
45	Boeing Capital Corp.	09/27/10	7.375		48,512

Automobile OEM — 0.96%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		112,298

295	Ford Motor Credit Co.	01/12/09	5.800		280,845

65	General Motors Acceptance Corp.	09/15/11	6.875		64,656

					457,799

Banking-non-US — 0.06%

25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	9.118		27,904

Banking-US — 1.38%
105	Bank of America Corp.	01/15/11	7.400		113,639

40	Bank One Corp.	08/01/10	7.875		43,611

50	Citigroup, Inc	08/27/12	5.625		50,910

101	Citigroup, Inc.	09/15/14	5.000		98,402

25	Credit Suisse First Boston USA, Inc.	01/15/12	6.500		26,338

90	HSBC Finance Corp.	05/15/11	6.750		95,382

75	J.P. Morgan Chase & Co.	02/01/11	6.750		79,315

115	Washington Mutual, Inc.	01/15/07	5.625		115,053

35	Wells Fargo & Co.	08/01/11	6.375		36,773

					659,423

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(continued)

Brokerage — 0.47%
90	Goldman Sachs Group, Inc.	01/15/11	6.875	95,389

120	Morgan Stanley	04/15/11	6.750	126,868

				222,257

Cable — 0.20%
90	Comcast Cable Communications, Inc.	01/30/11	6.750	94,552

Chemicals — 0.12%
60	ICI Wilmington, Inc.	12/01/08	4.375	58,641

Consumer products-durables — 0.09%
45	Fortune Brands, Inc.	01/15/16	5.375	42,924

Consumer products-nondurables — 0.10%
45	Avon Products, Inc.	11/15/09	7.150	47,449

Electrical-integrated — 0.15%
30	Dominion Resources, Inc.	06/15/35	5.950	29,130

40	FirstEnergy Corp.	11/15/11	6.450	41,727

				70,857

Energy-refining & marketing — 0.06%
25	Valero Energy Corp.	04/15/32	7.500	28,960

Finance-noncaptive consumer — 0.11%
25	Capital One Financial	06/01/15	5.500	24,515

30	Residential Capital Corp.	11/21/08	6.125	30,117

				54,632

Finance-noncaptive diversified — 0.71%
240	General Electric Capital Corp.	06/15/12	6.000	249,360

35	General Electric Capital Corp.	03/15/32	6.750	40,006

50	International Lease Finance Corp.	04/01/09	3.500	47,948

				337,314

Food — 0.11%
50	Kraft Foods, Inc.	11/01/11	5.625	50,517

Food processors/beverage/bottling — 0.10%
50	Miller Brewing Co.**	08/15/13	5.500	49,529

Gas pipelines — 0.08%
40	Kinder Morgan Energy Partners	03/15/35	5.800	36,389

Healthcare — 0.08%
40	UnitedHealth Group, Inc.	03/15/36	5.800	39,278

Pharmaceuticals — 0.09%
40	Allergan, Inc.**	04/01/16	5.750	40,584

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)

Corporate bonds—(concluded)

Real estate investment trusts — 0.07%
35	Prologis	11/15/15	5.625	34,724

Road & rail — 0.05%
25	Norfolk Southern Corp.	09/17/14	5.257	24,850

Technology-hardware — 0.12%
55	Cisco Systems, Inc.	02/22/16	5.500	55,437

Telecom-wirelines — 0.05%
25	Telecom Italia Capital	11/15/33	6.375	23,380

Utilities-other — 0.05%
25	Duke Capital LLC	08/15/14	5.668	24,757

Wireless telecommunications services — 0.32%
80	Sprint Capital Corp.	03/15/32	8.750	97,560

55	Verizon New York, Inc., Series A	04/01/12	6.875	57,356

				154,916

Total corporate bonds (cost—$2,705,600)				2,685,585

Number of
shares
(000)

Investment companies — 6.03%
46	UBS High Yield Relationship Fund (2)*			937,389

46	UBS U.S. Small Cap Equity Relationship Fund (2)*			1,940,216

Total investment companies (cost—$2,328,049)				2,877,605

Principal
amount
(000) ($)

Repurchase agreement — 3.31%
1,578	Repurchase agreement dated 09/29/06 with State Street Bank & Trust Co., collateralized by $1,572,226 US Treasury Notes, 4.875% due 05/15/09; (value—$1,609,566); proceeds: $1,578,611 (cost—$1,578,000)	10/02/06	4.650	1,578,000

Number of
shares
(000)

Investments of cash collateral from securities loaned—1.71%

Money market funds†—0.87%
3	AIM Prime Portfolio		5.220	3,230

412	UBS Private Money Market Fund LLC (2)		5.252	411,702

Total money market funds (cost—$414,932)				414,932

Principal
amount
(000) ($)

Repurchase agreements—0.84%
400	Repurchase agreement dated 09/29/06 with Barclays Co., collateralized by $409,000 Federal National Mortgage Association obligations, zero coupon due 10/03/06; (value—$408,755); proceeds: $400,178 (cost—$400,000)	10/02/06	5.330	400,000

Total investments of cash collateral from securities loaned (cost—$814,932)				814,932

Total investments (3)(4)(5) (cost — $43,986,656) — 101.42%				48,370,877

Liabilities in excess of other assets — (1.42)%				(677,630)

Net assets — 100.00%				47,693,247

UBS Series Trust — U.S. Allocation Portfolio
Schedule of investments — September 30, 2006 (unaudited)

*	Non-income producing security.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.59% of net assets as of September 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	Interest rates shown reflect yield at September 30, 2006.
††	Floating rate security. The interest rate shown is the current rate as of September 30, 2006.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.32% of net assets as of September 30, 2006, is considered illiquid and restricted.
(1)	Security, or portion thereof, was on loan at September 30, 2006.
(2)	The table below details the Portfolio’s transaction activity in affiliated issuers for the nine months ended September 30, 2006.

				Net	Net		Income
		Purchases	Sales	realized	unrealized		earned from
		during the	during the	gains for the	gains (losses) for the		affiliate for the
		nine months	nine months	nine months	nine months		nine months
	Value at	ended	ended	ended	ended	Value at	ended
Security description	12/31/05 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)	09/30/06 ($)

UBS High Yield Relationship Fund	871,205	—	—	—	66,184	937,389	—

UBS Private Money Market Fund LLC	412,733	6,718,606	6,719,637	—	—	411,702	86

UBS US Small Cap Equity Relationship Fund	2,563,749	—	750,000	180,338	(53,871)	1,940,216	—

(3)
Includes $2,891,320 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $814,932. In addition, the custodian held a US government agency security having an aggregate value of $2,159,233 as collateral for portfolio securities loaned as follows:

Principal
amount		Maturity	Interest
(000) ($)		date	rate (%)	Value ($)

2,143	US Treasury Inflation Index Notes	01/15/16	2.000	2,159,233

(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2006 were $5,119,349 and $735,128, respectively, resulting in net unrealized appreciation of investments of $4,384,221.
(5)	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of September 30, 2006.
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit

Restricted security
			Acquisition cost		Market value
	Acquisition	Acquisition	as a percentage	Market	as a percentage
Security	date	cost ($)	of net assets (%)	value ($)	of net assets (%)

G-Force CDO Ltd., Series 2006-1A, Class A3, 5.600%, due 09/27/46	08/03/06	147,866	0.31	150,914	0.32

Issuer breakdown by country
Percentage of portfolio assets (%)

United States	97.5

Panama	1.1

Cayman Islands	0.6

Bermuda	0.5

United Kingdom	0.3

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated June 30, 2006.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006